Investment in equity securities (Details) - USD ($)		12 Months Ended
	Apr. 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 23, 2023
Equity Securities [Abstract]
Beginning balance		$ 77,089,100	$ 0
Equity securities acquired		59,903,362	72,211,450	$ 60,750
Proceeds from sale of equity securities		(52,940,067)	(258,999)	(88,200)
Gain (net loss) on sale of equity securities		(99,238)	2,636
Realized foreign exchange loss		(169,881)
Unrealized gain (loss) on equity securities revalued at fair value at end of the period		(14,639,422)	5,134,013
Unrealized foreign exchange loss		(24,844)
Ending balance		69,119,010	77,089,100	0
Dividend income on equity securities		6,692,418	1,312,222	24,528
Eagle Bulk Shipping Inc [Member]
Equity Securities [Abstract]
Number of shares held (in shares)					1,391,500
Percentage of shares held					14.99%
Number of shares of Star Bulk common stock received for each share of Eagle common stock owned (in shares)	2.6211
Dividend income on equity securities		$ 6,692,418	$ 1,312,222	$ 24,528